Discontinued Operations and Disposal Groups IFVO (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 25,083	$ 0	$ 0
Disposal Group, Including Discontinued Operation, Cost of Goods and Services Sold	(853)	0	0
Disposal Group, Including Discontinued Operation, Operating Expense	(5,937)	0	0
Disposal Group, Including Disposal Operation, Operating Lease , Expense	(845)	0	0
Disposal Group, Including Discontinued Operation, Depreciation and Amortization	0	0	0
Disposal Group, Including Discontinued Operation, General and Administrative Expense	(781)	0	0
Disposal Group, Including Discounted Operation, Restructuring Charge	0	0	0
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	16,667	0	0
Disposal Group, Including Discontinued Operation, Interest Expense	(4,287)	0	0
Disposal Group, Including Discontinued Operation, Interest Income	188	0	0
Disposal Group, Including Discontinued Operation, Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	3,675	0	0
Disposal Group, Including Discontinued Operation, Income (Loss) from Equity Method Investments	17,881	0	0
Disposal Group, Including Discontinued Operation, Foreign Currency Transaction Gain (Loss), before Tax	4,286	0	0
Disposal Group, Including Discontinued Operation, Other Income		0	0
Disposal Group, Including Discontinued Operation, Other Nonoperating (Expense)	9
Deconsolidation, Gain (Loss), Amount	(58,684)	0	0
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax	(20,265)	0	0
Disposal Group, Including Discontinued Operation, Income Tax Expense (Benefit)	(11)	0	0
Loss from discontinued operations (note 22)	20,276	$ 0	$ 0	$ 20,276
Gross Proceeds from Divestiture of Interest in Consolidated Subsidiaries				$ 641,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 26,200